Stock-Based Compensation - Company's Nonvested Restricted Stock Unit Awards and Changes (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Number of Shares	1,729,700
Granted, Number of Shares	606,400
Vested, Number of Shares	(476,400)
Forfeited, Number of Shares	(85,900)
Ending Balance, Number of Shares	1,773,800
Beginning Balance, Weighted Average Grant Date Fair Value	$ 75.64
Granted, Weighted Average Grant Date Fair Value	$ 77.12
Vested, Weighted Average Grant Date Fair Value	$ 85.81
Forfeited, Weighted Average Grant Date Fair Value	$ 73.60
Ending Balance, Weighted Average Grant Date Fair Value	$ 73.51